Galaxy Money Market Portfolios

      The Galaxy Funds

                                  Annual Report
                                  July 31, 1999

                                  Galaxy Prime Reserves

                                  Galaxy Tax-Exempt Reserves

                                  Galaxy Government Reserves

                                               [LOGO] Galaxy
                                                      Funds

7/31/99

                             Galaxy Prime Reserves

Portfolio of Investments
July 31, 1999

   Par Value                                                    Value
  ----------                                                 -----------

COMMERCIAL PAPER (A) - 50.85%

                  Finance - 31.62%

$   25,000,000    ABB Treasury Center USA
                  5.12%, 08/02/99 (B)................     $    24,996,444
    40,000,000    American Express Credit Corp.
                  5.10%, 09/07/99....................          39,790,333
    45,000,000    American Express Credit Corp.
                  5.08%, 09/14/99....................          44,720,600
    20,000,000    American Express Credit Corp.
                  5.09%, 09/15/99....................          19,872,750
    50,000,000    Associates Corp.
                  of North America
                  5.12%, 09/13/99....................          49,694,222
    50,000,000    Associates Corp.
                  of North America
                  5.08%, 09/17/99....................          49,668,389
    50,000,000    Associates Corp.
                  of North America
                  5.07%, 09/20/99....................          49,647,917
    50,000,000    BellSouth Capital Funding
                  5.00%, 08/05/99 (B)................          49,972,222
    40,735,000    BellSouth Capital Funding
                  5.08%, 09/03/99 (B)................          40,545,311
    80,000,000    Cadbury Schwepps
                  Money Management
                  5.13%, 08/03/99....................          79,977,200
   130,000,000    Cargill Global Funding Plc
                  5.13%, 08/02/99 (B)................         129,981,475
    50,000,000    Ford Motor Credit Co.
                  5.06%, 08/23/99....................          49,845,389
    40,000,000    Ford Motor Credit Co.
                  5.07%, 08/30/99....................          39,836,633
    60,000,000    Ford Motor Credit Co.
                  5.10%, 09/16/99....................          59,609,000
    10,000,000    General Electric Capital Corp.
                  5.10%, 08/17/99....................           9,977,333
    50,000,000    General Electric Capital Corp.
                  5.09%, 08/25/99....................          49,830,333
    25,000,000    General Electric Capital Corp.
                  5.10%, 09/13/99....................          24,847,708
    30,000,000    General Electric Capital Corp.
                  5.10%, 09/21/99....................          29,783,250
    35,000,000    General Electric Capital Corp.
                  5.13%, 10/18/99....................          34,610,975
    50,000,000    General Motors
                  Acceptance Corp.
                  5.01%, 08/02/99....................          49,993,042
    35,000,000    General Motors
                  Acceptance Corp.
                  5.18%, 08/13/99....................          34,939,567
    50,000,000    General Motors
                  Acceptance Corp.
                  5.09%, 09/09/99....................          49,724,292
    25,000,000    General Re Corp.
                  5.07%, 08/13/99....................          24,957,750
    90,000,000    International Lease
                  Finance Corp.
                  5.06%, 08/11/99....................          89,873,500
    35,000,000    National Rural
                  Utilities Cooperative
                  Finance Corp.
                  5.10%, 10/18/99....................          34,613,250
    45,000,000    National Rural
                  Utilities Cooperative
                  Finance Corp.
                  5.10%, 10/21/99....................          44,483,625
    11,000,000    Shell Finance UK
                  5.12%, 10/12/99....................          10,887,360
    58,000,000    Unilever Capital Corp.
                  5.05%, 09/16/99 (B)................          57,625,739
    21,000,000    USAA Capital Corp.
                  5.05%, 08/17/99....................          20,952,867
    25,000,000    USAA Capital Corp.
                  5.04%, 09/14/99....................          24,846,000
    23,850,000    USAA Capital Corp.
                  5.08%, 09/17/99....................          23,691,822
                                                          ---------------
                                                            1,343,796,298
                                                          ---------------

                  Consumer Staples - 5.93%

    30,000,000    DaimlerChrysler NA
                  Holdings Corp.
                  5.00%, 08/03/99....................          29,991,667
    25,000,000    DaimlerChrysler NA
                  Holdings Corp.
                  5.07%, 08/10/99....................          24,968,312
    23,400,000    Heinz (H.J.) Co.
                  4.97%, 08/16/99....................          23,351,543
    35,000,000    Heinz (H.J.) Co.
                  5.10%, 09/08/99....................          34,811,583


                       See Notes to Financial Statements.

Galaxy Prime Reserves

July 31, 1999

   Par Value                                                    Value
  ----------                                                 -----------

                  Consumer Staples (continued)

$   40,350,000    McDonald's Corp.
                  5.15%, 08/02/99 (B)................     $    40,344,228
    20,000,000    Procter & Gamble Co.
                  4.98%, 08/09/99....................          19,977,867
    25,000,000    Procter & Gamble Co.
                  5.05%, 08/18/99....................          24,940,382
    53,580,000    Wal-Mart Stores, Inc.
                  5.08%, 08/05/99 (B)................          53,549,757
                                                          ---------------
                                                              251,935,339
                                                          ---------------

                  Chemical and Drugs - 5.17%

    27,958,000    Bayer Corp.
                  5.05%, 08/03/99 (B)................          27,950,156
    38,000,000    duPont (E.I.) deNemours & Co.
                  5.08%, 10/05/99....................          37,651,455
    18,650,000    duPont (E.I.) deNemours & Co.
                  5.08%, 10/08/99....................          18,471,043
    36,230,000    Pfizer, Inc.
                  5.05%, 08/13/99 (B)................          36,169,013
   100,000,000    Pfizer, Inc.
                  5.06%, 08/25/99 (B)................          99,662,667
                                                          ---------------
                                                              219,904,334
                                                          ---------------

                  Technology - 5.07%

    48,000,000    Ameritech Corp.
                  5.15%, 08/02/99....................          47,993,133
    50,000,000    Ameritech Corp.
                  5.07%, 08/09/99....................          49,943,722
    27,700,000    Hewlett-Packard Co.
                  5.06%, 08/09/99....................          27,668,853
    50,000,000    Motorola, Inc.
                  5.07%, 08/03/99....................          49,985,917
    40,000,000    Motorola, Inc.
                  5.07%, 08/06/99....................          39,971,833
                                                          ---------------
                                                              215,563,458
                                                          ---------------

                  Basic Materials - 1.78%

    30,938,000    Statoil
                  5.10%, 08/10/99 (B)................          30,898,554
    45,000,000    Statoil
                  5.08%, 08/24/99 (B)................          44,853,950
                                                          ---------------
                                                               75,752,504
                                                          ---------------

                  Utilities - 1.28%

    40,000,000    AT&T Corp.
                  5.13%, 08/02/99....................          39,994,300
    14,300,000    BellSouth Telecomm, Inc.
                  5.20%, 08/17/99....................          14,266,951
                                                          ---------------
                                                               54,261,251
                                                          ---------------
                  Total Commercial Paper.............       2,161,213,184
                                                          ---------------
                  (Cost $2,161,213,184)

CORPORATE NOTES AND BONDS - 27.28%

                  Banking - 16.32%

    35,000,000    American Express Centurion
                  5.14%, 02/14/00 (C)................          35,000,000
    36,405,000    Bank One Corp., MTN
                  5.12%, 09/15/99 (C)................          36,407,552
    50,000,000    Comerica Bank, BN
                  5.17%, 11/23/99 (C)................          49,993,844
    50,000,000    Fifth Third Bank, BN
                  5.09%, 08/26/99....................          50,000,000
    50,000,000    First National Bank
                  of Chicago, MTN
                  5.68%, 07/10/00....................          49,980,735
    50,000,000    First Union National Bank, BN
                  5.05%, 11/22/99 (C)................          49,992,805
    50,000,000    First Union National Bank, BN
                  5.06%, 11/29/99 (C)................          50,000,000
    50,000,000    Huntington National Bank, BN
                  5.05%, 12/01/99 (C)................          49,985,290
    50,000,000    Huntington National Bank, BN
                  5.07%, 12/03/99 (C)................          50,000,000
    37,500,000    Key Bank N.A., MTN
                  5.10%, 06/26/00 (C)................          37,477,766
    50,000,000    Mellon Bank N.A., MTN
                  5.10%, 03/10/00 (C)................          49,979,275
    20,000,000    Morgan Guaranty
                  Trust Co., BN
                  5.20%, 11/29/99 (C)................          19,994,100
    40,000,000    Morgan Guaranty
                  Trust Co., BN
                  5.31%, 11/29/99 (C)................          40,009,824
    50,000,000    NationsBank, BN
                  5.14%, 12/15/99 (C)................          49,992,669
    25,000,000    Old Kent Bank, BN
                  5.12%, 03/10/00 (C)................          24,989,438


                       See Notes to Financial Statements.

Galaxy Prime Reserves

July 31, 1999

   Par Value                                                    Value
  ----------                                                 -----------

                  Banking (continued)

$   50,000,000    Toronto Dominion Bank, BN
                  4.86%, 08/10/99 (C)................     $    49,999,162
                                                          ---------------
                                                              693,802,460
                                                          ---------------

                  Finance - 7.79%

    91,000,000    Deere (John)
                  Capital Corp., MTN
                  5.09%, 12/08/99 (C)................          90,987,393
    85,000,000    IBM Credit Corp., MTN
                  5.06%, 12/07/99 (C)................          85,000,000
    55,000,000    National Rural
                  Utilities Cooperative
                  Finance Corp., MTN
                  5.18%, 06/26/00 (C)................          54,995,600
    75,000,000    Texaco Capital, Inc., MTN
                  4.85%, 05/03/00 (C)................          74,946,836
    25,000,000    Texaco Capital, Inc.
                  5.11%, 05/03/00....................          24,987,180
                                                          ---------------
                                                              330,917,009
                                                          ---------------

                  Utilities - 1.76%

    75,000,000    AT&T Corp.
                  5.27%, 07/13/00 (C)(D).............          74,971,479
                                                          ---------------

                  Consumer Staples - 1.41%

    60,000,000    Anheuser-Busch Cos., MTN
                  5.08%, 07/06/00 (C)................          59,938,974
                                                          ---------------
                  Total Corporate Notes
                  and Bonds..........................       1,159,629,922
                                                          ---------------
                  (Cost $1,159,629,922)

CERTIFICATES OF DEPOSIT - 9.90%

    50,000,000    Canadian Imperial
                  Bank, Yankee
                  5.25%, 05/10/00....................          49,982,841
    50,000,000    First National Bank
                  of Maryland
                  5.12%, 03/10/00 (C)................          49,978,770
    50,000,000    Key Bank, N.A.
                  5.71%, 07/12/00....................          49,979,569
    50,000,000    Morgan Guaranty Trust Co.
                  5.75%, 07/10/00....................          50,000,000
    15,000,000    National Bank
                  of Canada, Yankee
                  5.30%, 03/10/00 (C)................          15,018,309
    75,000,000    Royal Bank of Canada, Yankee
                  5.27%, 03/02/00....................          74,976,738
    31,000,000    UBS AG, Yankee
                  5.29%, 03/01/00....................          30,993,910
   100,000,000    UBS AG, Yankee
                  5.28%, 03/03/00....................          99,977,337
                                                          ---------------
                  Total Certificates
                  of Deposit.........................         420,907,474
                                                          ---------------
                  (Cost $420,907,474)

U.S. AGENCY OBLIGATIONS - 8.09%

                  Federal Home Loan
                  Mortgage Corporation - 5.17%

    30,000,000    4.73%, 08/02/99 (A)................          29,996,058
    50,000,000    4.79%, 08/13/99 (A)................          49,920,167
    50,000,000    5.00%, 08/16/99 (A)................          49,895,833
    50,000,000    4.99%, 08/24/99 (A)................          49,840,597
    40,000,000    4.76%, 08/27/99 (C)................          39,995,893
                                                          ---------------
                                                              219,648,548
                                                          ---------------

                  Federal National
                  Mortgage Association (A) - 2.92%

    50,000,000    5.01%, 08/06/99....................          49,965,208
    74,494,000    4.91%, 09/09/99....................          74,097,754
                                                          ---------------
                                                              124,062,962
                                                          ---------------
                  Total U.S. Agency
                  Obligations........................         343,711,510
                                                          ---------------
                  (Cost $343,711,510)


                       See Notes to Financial Statements.

Galaxy Prime Reserves

July 31, 1999

   Par Value                                                    Value
  ----------                                                 -----------

ASSET-BACKED SECURITY - 0.19%

$    7,953,251    Honda Auto Receivables
                  Owner Trust
                  Series 1999-1, Class A1
                  4.97%, 02/15/00....................     $     7,953,252
                                                          ---------------
                  Total Asset-Backed
                  Security...........................           7,953,252
                                                          ---------------
                  (Cost $7,953,252)

REPURCHASE AGREEMENT - 3.42%

   145,613,000    Goldman Sachs
                  Repurchase Agreement
                  5.06%, 08/02/99, Dated
                  07/30/99, Repurchase Price
                  $145,674,400 (Collateralized
                  by U.S. Treasury Notes
                  5.500% - 7.500%, Due
                  02/29/00 through 02/15/05
                  Total Par $141,638,000
                  Market Value $148,525,327).........         145,613,000
                                                          ---------------
                  Total Repurchase
                  Agreement..........................         145,613,000
                                                          ---------------
                  (Cost $145,613,000)

    Shares                                                      Value
  ----------                                                 -----------

INVESTMENT COMPANIES - 0.25%

     1,937,319    Dreyfus Cash
                  Management Fund....................     $     1,937,319
     8,610,976    Federated Investors
                  Prime Obligation
                  Money Market Fund..................           8,610,976
                                                          ---------------
                  Total Investment
                  Companies..........................          10,548,295
                                                          ---------------
                  (Cost $10,548,295)

Total Investments - 99.98%...........................       4,249,576,637
                                                          ---------------
(Cost $4,249,576,637)*
Net Other Assets and Liabilities - 0.02%.............             822,422
                                                          ---------------
Net Assets - 100.00%.................................     $ 4,250,399,059
                                                          ===============

----------
*     Aggregate cost for federal tax purposes.
(A)   Discount yield at time of purchase.
(B) Securities exempt from registration under Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold, in transactions exempt from registration, to qualified buyers. At July 31, 1999, these securities amounted to $636,549,516 or 14.98% of net assets.
(C) Variable rate securities. The rates shown reflect rates in effect at July 31, 1999.
(D) Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. This security may only be resold, in a transaction exempt from registration, to qualified institutional buyers. At July 31, 1999, this security amounted to $74,971,479 or 1.76% of net assets.
BN    Bank Note
MTN   Medium Term Note


                       See Notes to Financial Statements.

                           Galaxy Tax-Exempt Reserves

Portfolio of Investments
July 31, 1999

   Par Value                                                    Value
  ----------                                                 -----------

MUNICIPAL SECURITIES - 96.14%

                  Alabama - 2.02%

$   3,600,000     Chatom IDB, PCR
                  Alabama Electric Cooperative
                  3.30%, 09/08/99
                  Guaranteed: National Rural
                  Utilities CFC......................     $     3,600,000
                                                          ---------------

                  Alaska - 1.69%

    3,000,000     Valdez Marine Terminal
                  Revenue, Exxon Pipeline Co.
                  Project, Series C
                  3.40%, 12/01/33 (A)................           3,000,000
                                                          ---------------

                  Arizona - 0.67%

    1,200,000     Maricopa County, PCR
                  Arizona Public Service Co.
                  Series A
                  3.40%, 05/01/29 (A)
                  LOC: Morgan Guaranty Trust.........           1,200,000
                                                          ---------------

                  California - 2.64%

    2,600,000     Los Angeles Regional
                  Airports Improvement Corp.
                  American Airlines, Series C
                  3.40%, 12/01/24 (A)
                  LOC: Wachovia Bank, N.A............           2,600,000
      900,000     Los Angeles Regional
                  Airports Improvement Corp.
                  American Airlines, Series F
                  3.40%, 12/01/24 (A)
                  LOC: Wachovia Bank, N.A............             900,000
    1,200,000     Los Angeles Regional
                  Airports Improvement Corp.
                  American Airlines, Series G
                  3.40%, 12/01/24 (A)
                  LOC: Wachovia Bank, N.A............           1,200,000
                                                          ---------------
                                                                4,700,000
                                                          ---------------

                  Florida - 1.69%

    3,000,000     University Athletic
                  Association, Inc., Capital
                  Improvement Revenue
                  University of Florida
                  Stadium Project
                  3.40%, 02/01/20 (A)
                  LOC: SunTrust Bank of
                  Central Florida....................           3,000,000
                                                          ---------------

                  Georgia - 1.70%

    3,000,000     Richmond County
                  Board of Education, GO
                  4.50%, 03/01/00....................           3,023,199
                                                          ---------------

                  Idaho - 1.69%

    3,000,000     Idaho State HFA
                  Pooled Financing Program
                  3.20%, 10/01/10 (A)
                  LOC: U.S. Bank of Idaho............           3,000,000
                                                          ---------------

                  Illinois - 3.21%

    3,700,000     Chicago, GO
                  Tender Notes
                  2.85%, 01/31/00 (A)
                  LOC: Morgan Guaranty Trust.........           3,700,000
    2,000,000     Illinois Educational Facilities
                  Authority, Pooled Financing
                  Program, Series 95
                  3.15%, 09/14/99
                  LOC: Northern Trust Co.............           2,000,000
                                                          ---------------
                                                                5,700,000
                                                          ---------------


                       See Notes to Financial Statements.

Galaxy Tax-Exempt Reserves

July 31, 1999

   Par Value                                                    Value
  ----------                                                 -----------

                  Indiana - 1.12%

$   2,000,000     Indiana State Development
                  Finance Authority
                  Environmental Revenue
                  USX Corp. Project
                  3.00%, 12/01/22 (A)
                  LOC: Bank of Nova Scotia...........     $     2,000,000
                                                          ---------------

                  Kentucky - 2.83%

    5,000,000     Kentucky State
                  Asset/Liability Commission
                  TRAN, Series A
                  4.25%, 06/28/00 ...................           5,038,367
                                                          ---------------

                  Louisiana - 8.86%

    4,200,000     Ascension Parish, PCR
                  Shell Oil Co.
                  3.05%, 05/01/26 (A)................           4,200,000
    1,500,000     Lake Charles Harbor &
                  Terminal District
                  Revenue Updates
                  Reynolds Metals Co. Project
                  3.00%, 05/01/06 (A)
                  LOC: Canadian Imperial
                  Bank of Commerce...................           1,500,000
    3,950,000     Louisiana State Offshore
                  Terminal Authority
                  Deepwater Port Revenue
                  Loop, Inc., 1st Stage
                  3.40%, 09/01/06 (A)
                  LOC: UBS AG........................           3,950,000
    2,100,000     St. Charles Parish, PCR
                  3.45%, 10/01/25 (A)
                  Guaranteed: Shell Oil Co...........           2,100,000
    4,000,000     St. James Parish, PCR
                  3.50%, 01/19/00
                  Guaranteed: Texaco Co..............           4,000,000
                                                          ---------------
                                                               15,750,000
                                                          ---------------

                  Massachusetts - 6.92%

    3,000,000     Massachusetts State, GO
                  Series B
                  3.00%, 09/01/16 (A)
                  SPA: Toronto
                  Dominion Bank......................           3,000,000
    2,900,000     Massachusetts State
                  Housing Finance Agency
                  Multi-Family, Series A
                  3.05%, 12/01/25 (A)
                  Insured: GNMA
                  SPA: Republic National
                  Bank of New York...................           2,900,000
    1,400,000     Massachusetts State Water
                  Resource Authority
                  Subordinated General
                  Purpose, Series A
                  3.00%, 04/01/28 (A)
                  Insured: AMBAC
                  SPA: Bank of Nova Scotia...........           1,400,000
    2,000,000     Natick, BAN Lot A, GO
                  3.25%, 08/06/99 ...................           2,000,089
    3,000,000     Stoneham, BAN, GO
                  3.25%, 11/16/99....................           3,002,990
                                                          ---------------
                                                               12,303,079
                                                          ---------------

                  Michigan - 2.25%

    4,000,000     Michigan State University
                  Revenue, Series A-2
                  3.05%, 08/15/22 (A)................           4,000,000
                                                          ---------------

                  Minnesota - 1.97%

    3,500,000     New ULM, Hospital
                  Facility Revenue
                  Health Central System
                  3.30%, 08/01/14 (A)
                  LOC: Norwest Bank
                  Minnesota NA.......................           3,500,000
                                                          ---------------


                       See Notes to Financial Statements.

Galaxy Tax-Exempt Reserves

July 31, 1999

   Par Value                                                    Value
  ----------                                                 -----------

                  Mississippi - 6.48%

$   3,925,000     Claiborne County, PCR
                  National Rural
                  Utilities Cooperative
                  3.10%, 08/04/99....................     $     3,925,000
    2,575,000     Claiborne County, PCR
                  National Rural
                  Utilities Cooperative
                  3.20%, 09/15/99....................           2,575,000
    3,500,000     Mississippi State Highway
                  Revenue, Four Lane
                  Highway Program, Series 39
                  4.50%, 06/01/00....................           3,531,170
    1,500,000     Perry County, PCR
                  Leaf River Forest Project
                  3.40%, 03/01/02 (A)
                  LOC: Wachovia Bank NA..............           1,500,000
                                                          ---------------
                                                               11,531,170
                                                          ---------------

                  Missouri - 5.59%

    4,100,000     Jackson County
                  Water System Revenue
                  2.90%, 11/01/24 (A)
                  Guaranteed: Chevron Corp...........           4,100,000
    3,000,000     Missouri State Development
                  Finance Board, Union
                  Station, Class B
                  3.50%, 12/01/03 (A)
                  LOC: Canadian Imperial
                  Bank of Commerce...................           3,000,000
    2,850,000     Missouri State Higher
                  Education Loan Authority
                  Student Loan Revenue
                  Series CC
                  2.95%, 08/15/99....................           2,850,000
                                                          ---------------
                                                                9,950,000
                                                          ---------------

                  Nevada - 1.86%

    3,300,000     Reno Hospital Revenue
                  St. Mary's Regional Medical
                  Center, Series B
                  3.40%, 05/15/23 (A)
                  Insured: MBIA
                  SPA: Rabobank
                  Nederland NV.......................           3,300,000
                                                          ---------------

                  New Mexico - 2.26%

    4,000,000     New Mexico State, TRAN
                  4.00%, 06/30/00....................           4,027,196
                                                          ---------------

                  New York - 1.55%

      500,000     Long Island Power Authority
                  New York Electric System
                  Revenue, Series 5
                  3.40%, 05/01/33 (A)
                  LOC: ABN-AMRO,
                  Morgan Guaranty Trust..............             500,000
    1,250,000     New York State Energy
                  Research and Development
                  Authority, PCR, New York
                  State Electric & Gas
                  Series B
                  3.20%, 10/15/15 (A)
                  LOC: UBS AG........................           1,250,000
    1,000,000     New York State Energy
                  Research and Development
                  Authority, PCR, New York
                  State Electric & Gas
                  Series C
                  3.30%, 06/01/29 (A)
                  LOC: Morgan Guaranty Trust.........           1,000,000
                                                          ---------------
                                                                2,750,000
                                                          ---------------


                       See Notes to Financial Statements.

Galaxy Tax-Exempt Reserves

July 31, 1999

   Par Value                                                    Value
  ----------                                                 -----------

                  North Carolina - 2.98%

$   2,000,000     Wake County Industrial
                  Facilities & Pollution Control
                  Financing Authority
                  Carolina Power & Light Co.
                  3.40%, 06/15/14 (A)
                  LOC: First National
                  Bank of Chicago....................     $     2,000,000
    3,300,000     Wake County Industrial
                  Facilities & Pollution Control
                  Financing Authority
                  Carolina Power & Light Co.
                  3.45%, 03/01/17 (A)(B)
                  LOC: First Union
                  National Bank......................           3,300,000
                                                          ---------------
                                                                5,300,000
                                                          ---------------

                  Oregon - 2.19%

    3,900,000     Port Portland, PCR
                  Reynolds Metals Co.
                  3.40%, 12/01/09 (A)
                  LOC: Bank of Nova Scotia...........           3,900,000
                                                          ---------------

                  Pennsylvania - 5.74%

    1,100,000     Beaver County IDA, PCR
                  Duquesne-Beaver Valley
                  Series A
                  3.05%, 08/01/20 (A)
                  LOC: Barclays Bank Plc.............           1,100,000
    1,300,000     Beaver County IDA, PCR
                  Duquesne-Mansfield
                  Series B
                  3.05%, 08/01/09 (A)
                  LOC: Barclays Bank Plc.............           1,300,000
    3,500,000     Delaware County IDA, PCR
                  Philadelphia Electric Co.
                  Series A
                  3.10%, 08/09/99
                  Insured: FGIC......................           3,500,000
    3,500,000     Delaware County IDA
                  United Parcel Service Project
                  3.35%, 12/01/15 (A)................           3,500,000
      800,000     Lehigh County
                  General Purpose Authority
                  Revenue, Lehigh Valley
                  Hospital, Series B
                  3.40%, 07/01/29 (A)
                  Insured: MBIA
                  SPA: First Union
                  National Bank......................     $       800,000
                                                          ---------------
                                                               10,200,000
                                                          ---------------

                  South Carolina - 2.77%

    4,925,000     South Carolina State
                  Jobs Economic Development
                  Authority, St. Francis Hospital
                  3.40%, 07/01/22 (A)
                  LOC: Chase Manhattan
                  Bank, N.A..........................           4,925,000
                                                          ---------------

                  Tennessee - 2.42%

    1,800,000     Sullivan County IDB, PCR
                  Mead Corp.
                  3.35%, 10/01/16 (A)
                  LOC: UBS AG........................           1,800,000
    2,500,000     Tennessee State, BAN
                  Series C
                  3.00%, 07/02/01 (A)................           2,500,000
                                                          ---------------
                                                                4,300,000
                                                          ---------------

                  Texas - 17.78%

    1,100,000     Dallas, GO
                  5.90%, 02/15/00....................           1,116,889
    2,600,000     Grapevine IDC
                  American Airlines, Series A3
                  3.40%, 12/01/24 (A)
                  LOC: Morgan Guaranty Trust.........           2,600,000
      900,000     Grapevine IDC
                  American Airlines, Series B1
                  3.40%, 12/01/24 (A)
                  LOC: Morgan Guaranty Trust.........             900,000


                       See Notes to Financial Statements.

Galaxy Tax-Exempt Reserves

July 31, 1999

   Par Value                                                    Value
  ----------                                                 -----------

                  Texas (continued)

$     800,000     Grapevine IDC
                  American Airlines, Series B2
                  3.40%, 12/01/24 (A)
                  LOC: Morgan Guaranty Trust........        $     800,000
    1,000,000     Gulf Coast Waste
                  Disposal Authority, PCR
                  Amoco Oil Co.
                  3.40%, 10/01/17 (A)................           1,000,000
    5,300,000     Gulf Coast Waste
                  Disposal Authority, PCR
                  Exxon Project
                  3.10%, 10/01/24 (A)................           5,300,000
    1,200,000     Harris County IDC
                  Baytank Houston, Inc. Project
                  3.10%, 02/01/20 (A)
                  LOC: Rabobank
                  Nederland, N.V.....................           1,200,000
    5,000,000     Hockley County IDC, PCR
                  Amoco Project
                  3.15%, 11/01/19 (A)................           5,002,342
    3,700,000     Lone Star Airport
                  Improvement Authority
                  American Airlines, Series A3
                  3.40%, 12/01/14 (A)
                  LOC: Royal Bank of Canada..........           3,700,000
    1,000,000     Lone Star Airport
                  Improvement Authority
                  American Airlines, Series B2
                  3.40%, 12/01/14 (A)
                  LOC: Royal Bank of Canada..........           1,000,000
    1,000,000     North Central HFDC
                  Hospital Revenue
                  Presbyterian Medical Center
                  Series C
                  3.40%, 12/01/15 (A)
                  Insured: MBIA
                  SPA: NationsBank NA................           1,000,000
    3,500,000     North Central HFDC
                  Hospital Revenue
                  Presbyterian Medical Center
                  Series D
                  3.40%, 12/01/15 (A)
                  Insured: MBIA
                  SPA: NationsBank NA................           3,500,000
    4,500,000     Texas State, TRAN, GO
                  4.50%, 08/31/99....................           4,504,497
                                                          ---------------
                                                               31,623,728
                                                          ---------------

                  Washington - 2.79%

    4,955,000     Washington State, GO
                  Series R-92C
                  5.30%, 09/01/99....................           4,965,101
                                                          ---------------

                  Wyoming - 2.47%

      700,000     Platte County, PCR
                  Tri-State Generation
                  Series B
                  3.50%, 07/01/14 (A)
                  LOC: National Rural Utilities......             700,000
    1,000,000     Uinta County, PCR
                  Amoco Oil Project
                  3.40%, 07/01/26 (A)................           1,000,000
    2,700,000     Uinta County, PCR
                  Chevron USA, Inc. Project
                  3.40%, 12/01/22 (A)................           2,700,000
                                                          ---------------
                                                                4,400,000
                                                          ---------------
                  Total Municipal
                  Securities.........................         170,986,840
                                                          ---------------
                  (Cost $170,986,840)


                       See Notes to Financial Statements.

Galaxy Tax-Exempt Reserves

July 31, 1999

    Shares                                                      Value
  ----------                                                 -----------

INVESTMENT COMPANIES - 3.35%

      260,401     Dreyfus Tax Exempt Cash
                  Management ........................     $       260,401
    5,692,319     Federated Investors Tax-Free
                  Obligations Fund...................           5,692,319
                                                          ---------------
                  Total Investment
                  Companies..........................           5,952,720
                                                          ---------------
                  (Cost $5,952,720)

Total Investments - 99.49%...........................         176,939,560
                                                          ---------------
(Cost $176,939,560)*
Net Other Assets and Liabilities - 0.51%.............             900,307
                                                          ---------------
Net Assets - 100.00%.................................     $   177,839,867
                                                          ===============

----------
*       Aggregate cost for federal tax purposes is $176,941,046.
(A) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features which mature within one year. The interest rate shown reflects the rate in effect at July 31, 1999.
(B)     Subject to Alternative Minimum Tax.
AMBAC   American Municipal Bond Assurance Corp.
BAN     Bond Anticipation Notes
FGIC    Federal Guaranty Insurance Corp.
GNMA    Government National Mortgage Association
GO      General Obligation
HFA     Health Facilities Authority
HFDC    Health Facilities Development Corp.
IDA     Industrial Development Authority
IDB     Industrial Development Board
IDC     Industrial Development Corp.
LOC     Letter of Credit
MBIA    Municipal Bond Insurance Association
PCR     Pollution Control Revenue
SPA     Stand-by Purchase Agreement
TRAN    Tax and Revenue Anticipation Notes


                       See Notes to Financial Statements.

                           Galaxy Government Reserves

Portfolio of Investments
July 31, 1999

   Par Value                                                    Value
  ----------                                                 -----------

U.S. AGENCY OBLIGATIONS - 85.51%

                  Federal National
                  Mortgage Association - 32.35%

$    5,000,000    5.03%, 08/02/99 (A)................     $     4,999,301
    10,000,000    5.00%, 08/06/99 (A)................           9,993,062
     5,000,000    4.79%, 08/13/99 (A)................           4,992,017
     8,925,000    4.93%, 09/07/99 (A)................           8,879,743
     5,000,000    5.06%, 10/04/99 (A)................           4,955,022
     5,000,000    5.06%, 10/15/99 (A)................           4,947,291
     4,000,000    4.86%, 02/10/00,
                  MTN, Series B......................           3,984,679
     3,000,000    4.98%, 07/26/00,
                  MTN, Series B (B)..................           2,998,156
     5,000,000    5.18%, 08/04/00, MTN (B)...........           4,997,000
                                                          ---------------
                                                               50,746,271
                                                          ---------------

                  Federal Home Loan Bank - 25.16%

    10,000,000    4.93%, 08/13/99 (A)................           9,983,566
     5,000,000    4.91%, 08/18/99 (A)................           4,988,407
     5,000,000    5.00%, 09/08/99 (B)................           4,999,691
     8,000,000    5.16%, 03/08/00....................           7,995,836
     1,500,000    5.20%, 05/26/00....................           1,499,547
     5,000,000    5.48%, 07/13/00....................           4,994,359
     5,000,000    5.00%, 07/28/00 (B)................           4,997,033
                                                          ---------------
                                                               39,458,439
                                                          ---------------

                  Federal Home Loan
                  Mortgage Corporation - 24.81%

     5,000,000    5.01%, 08/05/99 (A)................           4,997,216
     5,000,000    5.54%, 08/13/99 (B)................           5,000,068
    10,000,000    4.76%, 08/27/99 (B)................           9,998,973
     5,000,000    4.97%, 09/02/99 (A)................           4,977,911
     5,000,000    5.02%, 09/13/99 (A)................           4,970,019
     2,950,000    5.00%, 09/14/99 (A)................           2,931,972
     6,000,000    6.54%, 05/19/00....................           6,047,709
                                                          ---------------
                                                               38,923,868
                                                          ---------------

                  Federal Farm Credit Bank - 3.19%

     5,000,000    4.77%, 08/02/99....................           4,999,964
                                                          ---------------
                  Total U.S. Agency
                  Obligations........................         134,128,542
                                                          ---------------
                  (Cost $134,128,542)

REPURCHASE AGREEMENT - 13.71%

    21,496,000    Goldman Sachs
                  Repurchase Agreement
                  5.06%, 08/02/99, Dated
                  07/30/99, Repurchase Price
                  $21,505,064 (Collateralized
                  by U.S. Treasury Bond,
                  8.88%, due 02/15/19;
                  Total Par $16,619,000
                  Market Value $21,925,984)..........          21,496,000
                                                          ---------------
                  Total Repurchase
                  Agreement..........................          21,496,000
                                                          ---------------
                  (Cost $21,496,000)

      Shares
    ---------

INVESTMENT COMPANIES - 3.82%

     2,728,206    Dreyfus Cash
                  Management Fund....................           2,728,206
     3,266,316    Federated Investors
                  Government Obligation
                  Money Market Fund..................           3,266,316
                                                          ---------------
                  Total Investment
                  Companies..........................           5,994,522
                                                          ---------------
                  (Cost $5,994,522)

Total Investments - 103.04%..........................         161,619,064
                                                          ---------------
(Cost $161,619,064)*
Net Other Assets and Liabilities - (3.04)%...........          (4,766,073)
                                                          ---------------
Net Assets - 100.00%.................................     $   156,852,991
                                                          ===============

----------
*    Aggregate cost for federal tax purposes.
(A)  Discount yield at time of purchase.
(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect at July 31, 1999.


                       See Notes to Financial Statements.

                         Galaxy Money Market Portfolios

Statements of Assets and Liabilities
July 31, 1999

                                                            Prime         Tax-Exempt        Government
                                                          Reserves         Reserves          Reserves
                                                       --------------   --------------    --------------

ASSETS:

   Investments (Note 2):
     Investments at amortized cost .................   $4,103,963,637   $  176,939,560    $  140,123,064
     Repurchase agreements .........................      145,613,000               --        21,496,000
                                                       --------------   --------------    --------------
       Total investments at value ..................    4,249,576,637      176,939,560       161,619,064
   Cash ............................................           34,471           26,174            41,375
   Receivable for shares sold ......................       76,210,365        2,735,571         2,245,869
   Interest and dividend receivables ...............       13,560,244        1,098,474           690,543
                                                       --------------   --------------    --------------
     Total Assets ..................................    4,339,381,717      180,799,779       164,596,851
                                                       --------------   --------------    --------------

LIABILITIES:

   Dividends payable ...............................        7,860,793          164,277           284,832
   Payable for investments purchased ...............          153,704               --         4,997,000
   Payable for shares repurchased ..................       76,232,532        2,599,089         2,273,519
   Advisory fee payable (Note 3) ...................        1,284,150           59,135            55,413
   Distribution and service fee payable (Note 3) ...        1,610,101           59,135            55,413
   Payable to Administrator (Note 3) ...............          286,788           13,760            15,432
   Trustees' fees and expenses payable (Note 3) ....           35,994            2,539             3,234
   Accrued expenses and other payables .............        1,518,596           61,977            59,017
                                                       --------------   --------------    --------------
     Total Liabilities .............................       88,982,658        2,959,912         7,743,860
                                                       --------------   --------------    --------------
NET ASSETS .........................................   $4,250,399,059   $  177,839,867    $  156,852,991
                                                       ==============   ==============    ==============

NET ASSETS consist of:
   Par value (Note 4) ..............................   $    4,250,399   $      177,841    $      156,853
   Paid-in capital in excess of par value ..........    4,246,148,660      177,663,472       156,696,129
   Undistributed net investment income .............               --               40                 9
   Accumulated net realized loss on investments sold               --           (1,486)               --
                                                       --------------   --------------    --------------
TOTAL NET ASSETS ...................................   $4,250,399,059   $  177,839,867    $  156,852,991
                                                       ==============   ==============    ==============

Shares of beneficial interest outstanding ..........    4,250,399,059      177,841,313       156,852,982

NET ASSET VALUE:
   offering and redemption price per share
   (Net Assets / Shares Outstanding) ...............   $         1.00   $         1.00    $         1.00
                                                       ==============   ==============    ==============


                       See Notes to Financial Statements.

                         Galaxy Money Market Portfolios

Statements of Operations
For the period ended July 31, 1999

                                                           Prime            Tax-Exempt         Government
                                                        Reserves(1)         Reserves(1)        Reserves(1)
                                                     ----------------   ----------------    ----------------

INVESTMENT INCOME:
   Interest (Note 2)..........................       $    165,778,694    $     3,786,575     $     6,608,120
   Dividends (Note 2).........................                526,547             93,005             205,999
                                                     ----------------    ---------------     ---------------
     Total investment income..................            166,305,241          3,879,580           6,814,119
                                                     ----------------    ---------------     ---------------

EXPENSES:
   Investment advisory fee (Note 3)...........             11,806,913            503,030             546,391
   Administration fee (Note 3)................              2,485,044             95,182             103,321
   Custody fee ...............................                 50,080             12,436              12,236
   Fund accounting fee (Note 3)...............                 96,677             26,025              28,752
   Professional fees..........................                153,145             25,038              25,117
   Trustees' fee (Note 3).....................                 63,545              3,640               4,413
   Transfer agent fee (Note 3)................                  4,288              4,288               4,288
   Distribution and service fee (Note 3)......             14,766,863            503,030             546,390
   Reports to shareholders....................                772,118             11,116              12,398
   Registration fees..........................              1,199,073             59,228              57,509
   Miscellaneous..............................                 31,599              1,495               7,239
                                                     ----------------    ---------------     ---------------
     Total expenses...........................             31,429,345          1,244,508           1,348,054
                                                     ----------------    ---------------     ---------------
NET INVESTMENT INCOME.........................            134,875,896          2,635,072           5,466,065
                                                     ----------------    ---------------     ---------------

NET REALIZED LOSS ON INVESTMENTS..............                     --             (1,486)                 --
                                                     ----------------    ---------------     ---------------

NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS.....................       $    134,875,896    $     2,633,586     $     5,466,065
                                                     ================   ================    ================

----------
(1) The Funds commenced operations on September 22, 1998.


                       See Notes to Financial Statements.

                         Galaxy Money Market Portfolios

Statements of Changes in Net Assets

                                                             Prime            Tax-Exempt          Government
                                                          Reserves(1)         Reserves(1)         Reserves(1)
                                                       ----------------    ----------------    ----------------
                                                         Period ended        Period ended        Period ended
                                                         July 31, 1999       July 31, 1999       July 31, 1999
                                                       ----------------    ----------------    ----------------

NET ASSETS at beginning of period(2) ...............   $             10    $             10    $             10
                                                       ----------------    ----------------    ----------------

Increase in Net Assets resulting from operations:
   Net investment income ...........................        134,875,896           2,635,072           5,466,065
   Net realized loss on investments sold ...........                 --              (1,486)                 --
                                                       ----------------    ----------------    ----------------
     Net increase in net assets
       resulting from operations ...................        134,875,896           2,633,586           5,466,065
                                                       ----------------    ----------------    ----------------

Dividends to shareholders from:
   Net investment income ...........................       (134,875,896)         (2,635,032)         (5,466,056)
                                                       ----------------    ----------------    ----------------
     Total Dividends ...............................       (134,875,896)         (2,635,032)         (5,466,056)
                                                       ----------------    ----------------    ----------------

Share Transactions:
   Net proceeds from sale of shares ................     21,244,865,186         629,913,123         594,673,838
   Issued to shareholders in
     reinvestment of dividends .....................        127,220,074           2,472,799           5,186,232
   Cost of shares repurchased ......................    (17,121,686,211)       (454,544,619)       (443,007,098)
                                                       ----------------    ----------------    ----------------
     Net increase from share transactions ..........      4,250,399,049         177,841,303         156,852,972
                                                       ----------------    ----------------    ----------------
     Net increase in net assets ....................      4,250,399,049         177,839,857         156,852,981
                                                       ----------------    ----------------    ----------------

NET ASSETS at end of period (including line A) .....   $  4,250,399,059    $    177,839,867    $    156,852,991
                                                       ================    ================    ================

(A) Undistributed net investment income ............   $             --    $             40    $              9
                                                       ================    ================    ================

OTHER INFORMATION:
Share Transactions:
   Sold ............................................     21,244,865,186         629,913,123         594,673,838
   Issued to shareholders in
     reinvestment of dividends .....................        127,220,074           2,472,799           5,186,232
   Repurchased .....................................    (17,121,686,211)       (454,544,619)       (443,007,098)
                                                       ----------------    ----------------    ----------------
     Net increase in shares outstanding ............      4,250,399,049         177,841,303         156,852,972
                                                       ================    ================    ================

----------
(1)  The Funds commenced operations on September 22, 1998.
(2)  Amounts represent initial investment.


                       See Notes to Financial Statements.

                         Galaxy Money Market Portfolios

Financial Highlights
For a Share outstanding throughout the period.

                                                     Prime              Tax-Exempt           Government
                                                   Reserves(1)          Reserves(1)          Reserves(1)
                                                ----------------     ----------------     ----------------
                                                  Period ended         Period ended         Period ended
                                                  July 31, 1999        July 31, 1999        July 31, 1999
                                                ----------------     ----------------     ----------------

Net Asset Value, Beginning of Period .........   $         1.00       $         1.00       $         1.00
                                                 --------------       --------------       --------------
Income from Investment Operations:
   Net investment income .....................             0.04                 0.02                 0.03
                                                 --------------       --------------       --------------

Less Dividends:
   Dividends from net investment income ......            (0.04)               (0.02)               (0.03)
                                                 --------------       --------------       --------------

Net increase (decrease) in net asset value ...               --                   --                   --
                                                 --------------       --------------       --------------
Net Asset Value, End of Period ...............   $         1.00       $         1.00       $         1.00
                                                 ==============       ==============       ==============

Total Return .................................             3.59%**              1.82%**              3.49%**

Ratios/Supplemental Data:
Net Assets, End of Period (000's) ............   $    4,250,399       $      177,840       $      156,853
Ratios to average net assets:
   Net investment income .....................             4.10%*               2.09%*               4.00%*
   Operating expenses ........................             0.96%*               0.99%*               0.99%*

----------
*     Annualized
**    Not annualized
(1)   The Funds commenced operations on September 22, 1998.


                       See Notes to Financial Statements.

                         Notes to Financial Statements

1. Organization

The Galaxy Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as an open-end management investment company. As of the date of this report, the Trust offered twenty-nine managed investment portfolios. The accompanying financial statements and financial highlights are those of the Prime Reserves, Tax-Exempt Reserves and Government Reserves Funds (individually, a "Fund", collectively, the "Funds") only.

2. Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of their financial statements.

Portfolio Valuation: Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

Securities Transactions and Investment Income: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest and dividend income is recorded on the accrual basis.

Dividends to Shareholders: Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

Federal Income Taxes: The Trust treats each Fund as a separate entity for Federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. By so qualifying, each Fund will not be subject to Federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending July 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, each Fund will not be subject to a Federal excise tax. Therefore, no Federal income or excise tax provision is recorded.

Repurchase Agreements: Each Fund may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy pursuant to guidelines established by the Trust's Board of Trustees. Each repurchase agreement transaction is recorded at cost plus accrued interest. Each Fund requires that the securities collateralizing a repurchase agreement transaction be transferred to the Trust's custodian in a manner that is intended to enable the Fund to obtain those securities in the event of a counterparty default. The value of the collateral securities is monitored daily to ensure that the value of the collateral, including accrued interest, equals or exceeds the repurchase price.

Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon

Notes to Financial Statements

a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Expenses: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds.

3. Investment Advisory, Administration, Distribution, Shareholder Services and Other Fees

The Trust and Fleet Investment Advisors Inc. (the "Investment Advisor"or "Fleet"), an indirect wholly-owned subsidiary of Fleet Financial Group, Inc., are parties to an investment advisory agreement under which the Investment Advisor provides services for a fee, computed daily and paid monthly, at the annual rate of 0.40% of the first $750,000,000 of each Fund's average daily net assets, plus 0.35% of each Fund's average daily net assets in excess of $750,000,000.

The Trust and First Data Investor Services Group, Inc. ("Investor Services Group"), a wholly-owned subsidiary of First Data Corporation, are parties to an administration agreement under which Investor Services Group (the "Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate of 0.09% of the first $2.5 billion of combined average daily net assets of the Funds and the other funds offered by the Trust (whose financial statements are provided in separate reports), 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets and 0.0575% of combined average daily net assets in excess of $18 billion.

In addition, Investor Services Group also provides certain fund accounting, custody administration and transfer agency services pursuant to certain fee arrangements. In accordance with such fee arrangements, Investor Services Group compensates the Trust's custodian bank, The Chase Manhattan Bank, for its services.

First Data Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of Investor Services Group, serves as the distributor of the Trust's shares.

The Trust has adopted a distribution and services plan (the "Plan") with respect to the Funds. Under the Plan, the Trust may pay (i) the Distributor or another person for distribution services provided and expenses assumed and (ii) broker-dealers or other financial institutions ("Service Organizations") for shareholder administrative support services provided to shareholders of the Funds. Payments by the Trust for distribution expenses may not exceed an annual rate of 0.75% of the average daily net assets of a Fund and payments for shareholder administrative support services may not exceed 0.25% of the average daily net assets of a Fund's outstanding shares which are owned of record or beneficially by a Service Organization's customers for whom the Service Organization is the owner of record or shareholder of record or with whom it has a servicing relationship. The Trust is currently limiting payments under the Plan to an aggregate fee of not more than 0.45% of the average daily net assets of the Prime Reserves and not more than 0.40% of the average daily net assets of the Tax-Exempt Reserves and Government Reserves.

Notes to Financial Statements

For the period ended July 31, 1999, the Funds paid fees under the Plan as follows:

                               Shareholder
  Fund                           Services        Distribution
  ----                           --------        ------------

Prime Reserves .........    $    8,203,813      $   6,563,050
Tax-Exempt Reserves ....           314,394            188,636
Government Reserves ....           341,494            204,896

Certain officers of the Trust are officers of the Administrator. Such officers receive no compensation from the Trust for serving in their respective roles. No officer, director or employee of the Investment Advisor serves as an officer, trustee or employee of the Trust. Effective May 28, 1999, each Trustee is entitled to receive for services as a trustee of the Trust, The Galaxy VIP Fund ("VIP") and Galaxy Fund II ("Galaxy II") an aggregate fee of $45,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. Prior to May 28, 1999, each Trustee was entitled to receive for services as a trustee of the Trust, VIP and Galaxy II an aggregate fee of $40,000 plus certain other fees for attending or participating in meetings as well as reimbursements for expenses incurred in attending meetings. The Chairman of the Boards of Trustees and the President and Treasurer of the Trust, VIP and Galaxy II are also entitled to additional fees for their services in these capacities. These fees are allocated among the funds of the Trust, VIP and Galaxy II, based on their relative net assets.

Each Trustee is eligible to participate in The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (the "Compensation Plan"), an unfunded, non-qualified deferred compensation plan. The Compensation Plan allows each Trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

Expenses for the period ended July 31, 1999 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

4. Shares of Beneficial Interest

The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest in the Funds, each with a par value of $0.001. The Trust's shares are classified into thirty classes of shares, each consisting of one or more series including: Class BB Shares - Prime Reserves; Class DD Shares - Tax-Exempt Reserves; and Class CC Shares - Government Reserves.

Each share represents an equal proportionate interest in the respective Fund, bears the same fees and expenses and is entitled to such dividends and distributions of income earned as are declared at the discretion of the Trust's Board of Trustees.

Shareholders are entitled to one vote for each full share held and a proportionate fractional vote for each fractional share held, and will vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees determines that the matter to be voted on affects only the interests of shareholders of a particular class or series.

                REPORT OF ERNST & YOUNG LLP, INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees of The Galaxy Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Prime Reserves, Tax-Exempt Reserves, and Government Reserves (three of the portfolios constituting The Galaxy Fund) as of July 31, 1999, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the period from September 22, 1998 (commencement of investment operations) to July 31, 1999. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 1999 by correspondence with the custodian and brokers or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Prime Reserves, Tax-Exempt Reserves, and Government Reserves portfolios of The Galaxy Fund at July 31, 1999, and the results of their operations, changes in their net assets and their financial highlights for the period from September 22, 1998 to July 31, 1999, in conformity with generally accepted accounting principles.


                                         /s/ Ernst & Young LLP

Boston, Massachusetts
September 10, 1999